UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                           COUPON            MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.4%
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--91.3%
 $     14,500,000       Albany IDA (Charitable Leadership)                   5.750%           07/01/2026      $14,936,885
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Albany IDA (Charitable Leadership)                   6.000            07/01/2019        1,080,860
--------------------------------------------------------------------------------------------------------------------------
        1,140,000       Albany IDA (Sage Colleges)                           5.250            04/01/2019        1,172,501
--------------------------------------------------------------------------------------------------------------------------
          500,000       Albany IDA (Sage Colleges)                           5.300            04/01/2029          505,015
--------------------------------------------------------------------------------------------------------------------------
           30,000       Albany Parking Authority                             5.625            07/15/2025           31,871
--------------------------------------------------------------------------------------------------------------------------
           30,000       Allegany County IDA (Houghton College)               5.250            01/15/2024           30,743
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Amherst IDA (Daemen College)                         6.000            10/01/2021        1,061,710
--------------------------------------------------------------------------------------------------------------------------
        5,895,000       Brookhaven IDA (Alternatives for Children)           7.550            02/01/2033        6,161,041
--------------------------------------------------------------------------------------------------------------------------
        9,235,000       Brookhaven IDA (Dowling College)                     6.750            11/01/2032        9,319,685
--------------------------------------------------------------------------------------------------------------------------
          350,000       Broome County IDA (University Plaza)                 5.200            08/01/2030          354,732
--------------------------------------------------------------------------------------------------------------------------
          250,000       Broome County IDA (University Plaza)                 5.200            08/01/2036          252,698
--------------------------------------------------------------------------------------------------------------------------
          750,000       Buffalo Municipal Water Finance Authority,
                        Series B                                             5.000            07/01/2027          774,855
--------------------------------------------------------------------------------------------------------------------------
           30,000       East Rochester Hsg. Authority (St. John's
                        Meadows)                                             5.750            08/01/2037           32,701
--------------------------------------------------------------------------------------------------------------------------
        1,095,000       Erie County IDA (DePaul Properties)                  5.750            09/01/2028          861,579
--------------------------------------------------------------------------------------------------------------------------
          200,000       Erie County IDA (DePaul Properties)                  6.500            09/01/2018          187,842
--------------------------------------------------------------------------------------------------------------------------
        5,600,000       Erie County IDA (Medaille College)                   7.625            04/01/2035        5,781,160
--------------------------------------------------------------------------------------------------------------------------
        9,050,000       Erie County IDA (The Episcopal Church Home)          5.875            02/01/2018        9,318,966
--------------------------------------------------------------------------------------------------------------------------
        9,875,000       Erie County IDA (The Episcopal Church Home)          6.000            02/01/2028       10,100,940
--------------------------------------------------------------------------------------------------------------------------
          150,000       Erie County Tobacco Asset Securitization Corp.       6.125            07/15/2030          145,298
--------------------------------------------------------------------------------------------------------------------------
        6,100,000       Erie County Tobacco Asset Securitization Corp.       6.250            07/15/2040        5,951,221
--------------------------------------------------------------------------------------------------------------------------
        5,500,000       Erie County Tobacco Asset Securitization Corp.       6.500            07/15/2032        5,514,300
--------------------------------------------------------------------------------------------------------------------------
        3,750,000       Geneva IDA (Hobart & William Smith Colleges)         5.375            02/01/2033        3,955,838
--------------------------------------------------------------------------------------------------------------------------
        5,500,000       Hempstead IDA (Working Organization for
                        Retarded Children)                                   6.900            08/01/2033        5,559,180
--------------------------------------------------------------------------------------------------------------------------
        1,790,000       Herkimer County IDA (Herkimer County College
                        Foundation)                                          6.250            08/01/2034        1,877,406
--------------------------------------------------------------------------------------------------------------------------
        5,750,000       L.I.  Power Authority RITES 1                       12.152 2          09/01/2033        6,292,685
--------------------------------------------------------------------------------------------------------------------------
        4,395,000       L.I.  Power Authority, Series A                      5.125            09/01/2029        4,501,842
--------------------------------------------------------------------------------------------------------------------------
           30,000       L.I.  Power Authority, Series A                      5.250            12/01/2026           31,383
--------------------------------------------------------------------------------------------------------------------------
           25,000       L.I.  Power Authority, Series A                      5.300            12/01/2019           27,273
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Lyons Community Health Initiatives Corp.             5.550            09/01/2024        1,047,570
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Cloverwood Senior Living)         6.875            05/01/2033          851,000
--------------------------------------------------------------------------------------------------------------------------
        1,965,000       Monroe County IDA (DePaul Community Facilities)      5.875            02/01/2028        1,649,225
--------------------------------------------------------------------------------------------------------------------------
           40,000       Monroe County IDA (Rochester Institute of
                        Technology)                                          5.250            04/01/2019           40,018
--------------------------------------------------------------------------------------------------------------------------
          525,000       Monroe County IDA (Rochester Institute of
                        Technology)                                          5.375            04/01/2029          513,471
--------------------------------------------------------------------------------------------------------------------------
          460,000       Monroe County Tobacco Asset Securitization
                        Corp.                                                6.375            06/01/2035          458,436
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       Monroe Newpower Corp.                                5.500            01/01/2034        4,133,640
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe Newpower Corp.                                5.625            01/01/2026        1,055,160
--------------------------------------------------------------------------------------------------------------------------
       18,000,000       MTA Service Contract, Series A                       5.125            01/01/2029       18,518,940
--------------------------------------------------------------------------------------------------------------------------
          640,000       Nassau County IDA (ALIA-ACDS)                        6.125            09/01/2018          653,875
--------------------------------------------------------------------------------------------------------------------------
        2,135,000       Nassau County IDA (ALIA-AP)                          7.000            09/01/2028        2,177,401
--------------------------------------------------------------------------------------------------------------------------
          895,000       Nassau County IDA (ALIA-CMA)                         6.125            09/01/2018          914,404
--------------------------------------------------------------------------------------------------------------------------
          990,000       Nassau County IDA (ALIA-CSMR)                        6.125            09/01/2018        1,011,463
--------------------------------------------------------------------------------------------------------------------------
          670,000       Nassau County IDA (ALIA-EFLI)                        6.125            09/01/2018          684,526
--------------------------------------------------------------------------------------------------------------------------
          510,000       Nassau County IDA (ALIA-HAII)                        6.125            09/01/2018          521,057
--------------------------------------------------------------------------------------------------------------------------
          595,000       Nassau County IDA (ALIA-NCMRS)                       6.125            09/01/2018          607,900
--------------------------------------------------------------------------------------------------------------------------
        2,765,000       Nassau County IDA (Hispanic Counseling Center)       7.625            06/01/2033        2,797,572
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Niagara County IDA (American Ref-Fuel Company)       5.550            11/15/2024        2,684,225
--------------------------------------------------------------------------------------------------------------------------
          500,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                6.250            05/15/2034          491,700
--------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                           COUPON            MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $        285,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                6.250%            05/15/2040     $   278,040
--------------------------------------------------------------------------------------------------------------------------
        7,745,000       Niagara Falls City School District COP               5.375            06/15/2028        8,290,171
--------------------------------------------------------------------------------------------------------------------------
        3,665,000       NY Counties Tobacco Trust I (TASC)                   6.500            06/01/2035        3,664,743
--------------------------------------------------------------------------------------------------------------------------
       14,550,000       NY Counties Tobacco Trust II (TASC)                  5.625            06/01/2035       13,358,501
--------------------------------------------------------------------------------------------------------------------------
           20,000       NY Counties Tobacco Trust II (TASC)                  5.750            06/01/2043           18,214
--------------------------------------------------------------------------------------------------------------------------
        1,800,000       NY Counties Tobacco Trust III                        6.000            06/01/2043        1,722,078
--------------------------------------------------------------------------------------------------------------------------
           35,000       NYC GO                                               5.000            08/01/2022           35,838
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                               5.000            11/01/2034        5,069,100
--------------------------------------------------------------------------------------------------------------------------
        1,270,000       NYC GO                                               5.250            03/15/2032        1,317,130
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC GO                                               5.375            12/01/2026        2,635,525
--------------------------------------------------------------------------------------------------------------------------
        1,300,000       NYC GO                                               5.500            06/01/2022        1,414,400
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                               5.875            08/01/2019        1,137,190
--------------------------------------------------------------------------------------------------------------------------
        7,775,000       NYC GO                                               6.125            08/01/2025        8,439,685
--------------------------------------------------------------------------------------------------------------------------
          160,000       NYC GO                                               6.125            08/01/2025          177,059
--------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               7.500            02/01/2019            5,019
--------------------------------------------------------------------------------------------------------------------------
        1,545,926       NYC HDC (Keith Plaza)                                6.500            02/15/2018        1,626,546
--------------------------------------------------------------------------------------------------------------------------
        1,545,000       NYC HDC (Multifamily Hsg.), Series E-1               4.950            11/01/2034        1,554,471
--------------------------------------------------------------------------------------------------------------------------
        2,347,731       NYC HDC (Seaview Towers)                             6.500            01/15/2018        2,470,165
--------------------------------------------------------------------------------------------------------------------------
          100,000       NYC Health & Hospital Corp.                          5.375            02/15/2026          104,034
--------------------------------------------------------------------------------------------------------------------------
        1,945,000       NYC Health & Hospital Corp.                          5.450            02/15/2026        2,025,387
--------------------------------------------------------------------------------------------------------------------------
        1,445,000       NYC IDA (American Council of Learned Societies)      5.250            07/01/2027        1,509,317
--------------------------------------------------------------------------------------------------------------------------
        2,760,000       NYC IDA (Beth Abraham Health Services)               6.500            02/15/2022        2,912,738
--------------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2027          515,135
--------------------------------------------------------------------------------------------------------------------------
        2,100,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2034        2,164,281
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC IDA (Calhoun School)                             6.625            12/01/2034        6,148,860
--------------------------------------------------------------------------------------------------------------------------
        3,965,000       NYC IDA (Community Resource Developmentally
                        Disabled)                                            7.500            08/01/2026        4,041,326
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Eger Harbor House)                          5.875            05/20/2044        1,105,810
--------------------------------------------------------------------------------------------------------------------------
          725,000       NYC IDA (Family Support Systems)                     7.500            11/01/2034          725,000
--------------------------------------------------------------------------------------------------------------------------
        3,700,000       NYC IDA (Lycee Francais De New York)                 5.375            06/01/2023        3,843,523
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC IDA (Lycee Francais De New York)                 6.800            06/01/2028        4,145,560
--------------------------------------------------------------------------------------------------------------------------
        2,100,000       NYC IDA (Polytechnic University)                     6.000            11/01/2020        2,015,937
--------------------------------------------------------------------------------------------------------------------------
        4,080,000       NYC IDA (Polytechnic University)                     6.125            11/01/2030        3,911,374
--------------------------------------------------------------------------------------------------------------------------
        1,380,000       NYC IDA (PSCH)                                       6.375            07/01/2033        1,462,138
--------------------------------------------------------------------------------------------------------------------------
        1,490,000       NYC IDA (Staten Island University Hospital)          6.450            07/01/2032        1,436,241
--------------------------------------------------------------------------------------------------------------------------
        6,020,000       NYC IDA (The Child School)                           7.550            06/01/2033        6,191,450
--------------------------------------------------------------------------------------------------------------------------
       15,785,000       NYC IDA (Touro College)                              6.350            06/01/2029       15,895,021
--------------------------------------------------------------------------------------------------------------------------
        5,600,000       NYC IDA (Urban Resource Institute)                   7.375            11/01/2033        5,803,280
--------------------------------------------------------------------------------------------------------------------------
        5,600,000       NYC IDA (Vocational Instruction)                     7.750            02/01/2033        5,850,712
--------------------------------------------------------------------------------------------------------------------------
        4,245,000       NYC IDA (YMCA of Greater NY)                         5.250            08/01/2021        4,393,193
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC Municipal Water Finance Authority                5.000            06/15/2032        3,053,730
--------------------------------------------------------------------------------------------------------------------------
           75,000       NYC Municipal Water Finance Authority                5.125            06/15/2030           77,584
--------------------------------------------------------------------------------------------------------------------------
          155,000       NYC Municipal Water Finance Authority                5.250            06/15/2029          163,162
--------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC Municipal Water Finance Authority                5.500            06/15/2033        8,650,080
--------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Dept. of Health)                             5.500            07/01/2025           21,164
--------------------------------------------------------------------------------------------------------------------------
        5,750,000       NYS DA (Ithaca College)                              5.250            07/01/2026        6,114,320
--------------------------------------------------------------------------------------------------------------------------
          220,000       NYS DA (Judicial Facilities Lease)                   7.375            07/01/2016          271,869
--------------------------------------------------------------------------------------------------------------------------
        1,745,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.500            07/01/2030        1,797,367
--------------------------------------------------------------------------------------------------------------------------
            5,000       NYS DA (Mental Health)                               5.375            02/15/2026            5,228
--------------------------------------------------------------------------------------------------------------------------
          525,000       NYS DA (Montefiore Medical Center)                   5.450            08/01/2029          551,423
--------------------------------------------------------------------------------------------------------------------------
        9,250,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.500            07/01/2025        9,685,583
--------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                           COUPON            MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------
     $ 10,000,000       NYS DA (Mt. Sinai/NYU Health)                        6.000%           07/01/2026      $10,010,300
--------------------------------------------------------------------------------------------------------------------------
        9,330,000       NYS DA (Mt. Sinai/NYU Health)                        6.250            07/01/2022        9,343,249
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS DA (School District Financing)                   5.750            10/01/2030        5,656,400
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYS DA (SS Joachim & Anne Residence)                 5.250            07/01/2027        4,117,320
--------------------------------------------------------------------------------------------------------------------------
           40,000       NYS DA (St. Joseph's Hospital Health Center)         5.250            07/01/2018           41,947
--------------------------------------------------------------------------------------------------------------------------
           65,000       NYS DA (St. Vincent's Hospital & Medical
                        Center)                                              7.375            08/01/2011           65,257
--------------------------------------------------------------------------------------------------------------------------
       13,090,000       NYS DA (State University Educational
                        Facilities)                                          5.250            05/15/2015       14,555,556
--------------------------------------------------------------------------------------------------------------------------
        2,510,000       NYS DA (State University Educational
                        Facilities)                                          5.250            05/15/2021        2,793,103
--------------------------------------------------------------------------------------------------------------------------
        1,015,000       NYS DA (Winthrop University Hospital)                5.500            07/01/2023        1,072,094
--------------------------------------------------------------------------------------------------------------------------
           85,000       NYS EFC (NYS Water Services)                         6.600            09/15/2012           85,307
--------------------------------------------------------------------------------------------------------------------------
           20,000       NYS EFC (NYS Water Services)                         7.200            03/15/2011           20,982
--------------------------------------------------------------------------------------------------------------------------
        5,395,000       NYS HFA RITES 1                                      9.622 2          11/01/2015        5,955,163
--------------------------------------------------------------------------------------------------------------------------
           45,000       NYS Medcare (Hospital & Nursing Home)                5.400            08/15/2033           45,243
--------------------------------------------------------------------------------------------------------------------------
        2,800,000       NYS Medcare (Long Term Health Care)                  6.400            11/01/2014        2,849,252
--------------------------------------------------------------------------------------------------------------------------
           80,000       NYS Medcare (St. Luke's Hospital)                    5.625            08/15/2018           82,904
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYS UDC (Personal Income Tax)                        5.125            03/15/2027        3,375,030
--------------------------------------------------------------------------------------------------------------------------
        1,750,000       NYS UDC RITES 1                                     12.197 2          03/15/2025        2,588,845
--------------------------------------------------------------------------------------------------------------------------
          250,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                            5.300            03/15/2019          260,075
--------------------------------------------------------------------------------------------------------------------------
           55,000       Onondaga County IDA (Salina Free Library)            5.500            12/01/2022           58,521
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Orange County IDA (Glen Arden)                       5.625            01/01/2018          901,410
--------------------------------------------------------------------------------------------------------------------------
          275,000       Orange County IDA (Glen Arden)                       5.700            01/01/2028          228,968
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Otsego County IDA (Hartwick College)                 5.900            07/01/2022        1,369,500
--------------------------------------------------------------------------------------------------------------------------
        8,880,000       Port Authority  NY/NJ (Delta Air Lines)              6.950            06/01/2008        8,865,703
--------------------------------------------------------------------------------------------------------------------------
        2,475,000       Rensselaer County Tobacco Asset Securitization
                        Corp.                                                5.625            06/01/2035        2,276,406
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Rensselaer County Tobacco Asset Securitization
                        Corp.                                                5.750            06/01/2043        1,834,680
--------------------------------------------------------------------------------------------------------------------------
        1,060,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                5.625            08/15/2035          960,031
--------------------------------------------------------------------------------------------------------------------------
        3,150,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                5.750            08/15/2043        2,868,264
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Saratoga County IDA (Saratoga Hospital)              5.125            12/01/2033        2,579,325
--------------------------------------------------------------------------------------------------------------------------
          250,000       SONYMA, Series 83                                    5.550            10/01/2027          259,105
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       Suffolk County IDA (ALIA-IGHL)                       7.250            12/01/2033        4,118,440
--------------------------------------------------------------------------------------------------------------------------
          150,000       Suffolk County IDA (Dowling College)                 6.625            06/01/2024          150,200
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Suffolk County IDA (Jefferson's Ferry)               7.200            11/01/2019        1,593,675
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA ( L.I.  Network Community
                        Services)                                            7.550            02/01/2034        1,019,900
--------------------------------------------------------------------------------------------------------------------------
          100,000       Syracuse IDA (Crouse Irving Companies)               5.250            01/01/2017          103,937
--------------------------------------------------------------------------------------------------------------------------
           25,000       Triborough Bridge & Tunnel Authority                 5.000            01/01/2020           26,396
--------------------------------------------------------------------------------------------------------------------------
        3,585,000       Triborough Bridge & Tunnel Authority RITES 1        12.084 2          11/15/2032        3,897,755
--------------------------------------------------------------------------------------------------------------------------
        2,560,000       Triborough Bridge & Tunnel Authority RITES 1        12.093 2          11/15/2027        2,878,618
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       Triborough Bridge & Tunnel Authority RITES 1        12.093 2          11/15/2032       10,872,400
--------------------------------------------------------------------------------------------------------------------------
        4,550,000       Triborough Bridge & Tunnel Authority RITES 1        12.584 2          11/15/2029        5,204,563
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Triborough Bridge & Tunnel Authority RITES 1        13.197 2          11/15/2023        3,284,050
--------------------------------------------------------------------------------------------------------------------------
       94,960,000       TSASC, Inc. (TFABs)                                  5.750            07/15/2032       91,406,597
--------------------------------------------------------------------------------------------------------------------------
        1,205,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2027        1,222,942
--------------------------------------------------------------------------------------------------------------------------
       19,345,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2034       19,587,586
--------------------------------------------------------------------------------------------------------------------------
          800,000       TSASC, Inc. (TFABs)                                  6.375            07/15/2039          814,688
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Utica IDA (Utica College Civic Facility)             5.750            08/01/2028        2,984,490
--------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                           COUPON            MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------
    $   1,250,000       Utica IDA (Utica College Civic Facility)             6.750%           12/01/2021      $ 1,293,875
--------------------------------------------------------------------------------------------------------------------------
          175,000       Westchester County Healthcare Corp.                  6.000            11/01/2030          175,991
--------------------------------------------------------------------------------------------------------------------------
          250,000       Westchester County IDA (Guiding Eyes for the
                        Blind)                                               5.375            08/01/2024          259,160
--------------------------------------------------------------------------------------------------------------------------
          500,000       Westchester County IDA (Kendal on Hudson)            6.500            01/01/2034          510,580
--------------------------------------------------------------------------------------------------------------------------
        1,930,000       Westchester County IDA (Rippowam-Cisqua School)      5.750            06/01/2029        1,967,693
--------------------------------------------------------------------------------------------------------------------------
          320,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2013          333,597
--------------------------------------------------------------------------------------------------------------------------
          600,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2033          631,482
--------------------------------------------------------------------------------------------------------------------------
           55,000       Yonkers IDA (Community Devel. Properties)            6.625            02/01/2026           59,262
                                                                                                          ----------------
                                                                                                              535,957,312
U.S. Possessions--9.1%
        8,375,000       Guam GO, Series A                                    5.400            11/15/2018        8,343,678
--------------------------------------------------------------------------------------------------------------------------
        1,085,000       Guam GO, Series A                                    6.000            09/01/2006        1,084,848
--------------------------------------------------------------------------------------------------------------------------
        5,250,000       Guam Power Authority, Series A                       5.125            10/01/2029        5,524,208
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       Guam Power Authority, Series A                       5.250            10/01/2034       10,585,600
--------------------------------------------------------------------------------------------------------------------------
        5,275,000       Puerto Rico Children's Trust Fund (TASC)             5.625            05/15/2043        4,886,496
--------------------------------------------------------------------------------------------------------------------------
        3,720,000       Puerto Rico Highway & Transportation
                        Authority, Series D                                  5.250            07/01/2038        3,864,745
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000            07/01/2042        6,053,760
--------------------------------------------------------------------------------------------------------------------------
        4,305,000       Puerto Rico ITEMECF (Polytechnic University of
                        Puerto Rico)                                         5.000            08/01/2022        4,369,962
--------------------------------------------------------------------------------------------------------------------------
        2,950,000       Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029        3,346,510
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029        1,058,800
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       University of V.I. , Series A                        5.375            06/01/2034        1,036,040
--------------------------------------------------------------------------------------------------------------------------
        1,700,000       V.I.  Public Finance Authority (Gross Receipts
                        Taxes Loan)                                          5.000            10/01/2031        1,712,274
--------------------------------------------------------------------------------------------------------------------------
        1,485,000       V.I.  Public Finance Authority, Series A             5.500            10/01/2022        1,545,306
--------------------------------------------------------------------------------------------------------------------------
          250,000       V.I.  Water & Power Authority                        5.300            07/01/2018          256,515
                                                                                                           ---------------
                                                                                                               53,668,742
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $563,755,867)                                                   100.4%      589,626,054
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                              (0.4)      (2,507,720)
                                                                                       -----------------------------------
Net Assets                                                                                        100.0%   $ 587,118,334
                                                                                       ===================================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $40,974,079, which represents 6.98% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

SUMMARY OF RATINGS     DECEMBER 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                PERCENT
--------------------------------------------------------------------------------
AAA                                                                      10.3%
AA                                                                       15.3
A                                                                         9.3
BBB                                                                      41.0
BB                                                                        9.1
B                                                                         1.6
CCC                                                                       1.5
Not Rated                                                                11.9
                                                                       ---------
TOTAL                                                                   100.0%

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS          Association for Children with Down Syndrome
ALIA          Alliance of Long Island Agencies
AP            Advantage Planning, Inc.
CMA           Community Mainstreaming Associates, Inc.
COP           Certificates of Participation
CSMR          Community Services for the Mentally Retarded
DA            Dormitory Authority
EFC           Environmental Facilities Corp.
EFLI          Epilepsy Foundation of L.I., Inc.
GO            General Obligation
HAII          Homes Anew II, Inc.
HDC           Housing Development Corp.
HFA           Housing Finance Agency/Authority
HJDOI         Hospital for Joint Diseases Orthopedic Institute
IDA           Industrial Development Agency
IGHL          Independent Group Home for Living
ITEMECF       Industrial, Tourist, Educational, Medical and
              Environmental Community Facilities
L.I.          Long Island
MSH/NYU       Mount Sinai Hospital/New York University
MTA           Metropolitan Transportation Authority
NCMRS         Nassau Community Mental Retardation Services Co.
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
NYU           New York University
PSCH          Professional Service Centers for the Handicapped, Inc.
RITES         Residual Interest Tax Exempt Security
SONYMA        State of New York Mortgage Agency
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

UDC           Urban Development Corp.
V.I.          United States Virgin Islands
YMCA          Young Men's Christian Association


Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                        MARKET VALUE            PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                             $157,460,221              26.7%
Higher Education                                  84,864,245              14.4
Not-for-Profit Organization                       67,513,784              11.5
Highways/Railways                                 54,601,227               9.3
Hospital/Health Care                              43,043,496               7.3
Electric Utilities                                32,408,306               5.5
Adult Living Facilities                           31,796,339               5.4
General Obligation                                29,717,993               4.9
Education                                         27,953,486               4.7
Multifamily Housing                               13,352,286               2.3
Water Utilities                                   12,825,700               2.2
Airlines                                           8,865,703               1.5
Municipal Leases                                   8,621,302               1.5
Sales Tax Revenue                                  7,662,890               1.3
Special Tax                                        5,963,875               1.0
Resource Recovery                                  2,684,225               0.5
Single Family Housing                                259,105               0.0
Parking Fee Revenue                                   31,871               0.0
                                                -------------------------------
Total                                           $589,626,054             100.0%
                                                ===============================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $566,922,185
                                              =============

Gross unrealized appreciation                 $ 24,389,468
Gross unrealized depreciation                   (1,685,599)
                                              -------------
Net unrealized appreciation                   $ 22,703,869
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $40,974,079 as of December 31, 2004. Including the effect of leverage, inverse floaters represent 16.82% of the Fund's total assets as of December 31, 2004.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS